Income Taxes (Restated)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes (Restated)

16. Income taxes (restated)

As at June 30, 2020 and 2019, the Company had no accrued interest and penalties related to uncertain tax positions. The income tax provision differs from the amount of income tax determined by applying the U.S. federal and state income tax rates of 26.9% (2019 - 26.9%) to pretax loss from operations for the years ended June 30, 2020 and 2019 due to the following:

	Year Ended June 30, 2020	Year Ended June 30, 2019

Loss before income taxes (as restated)	$31,321,791	$8,442,320
Expected income tax recovery	(8,425,600)	(2,271,000)
Other permanent difference	673,000	563,070
Change in valuation allowance	7,752,600	1,707,930
Total	$-	$-

Deferred tax assets and the valuation account are as follows:

	June 30, 2020	June 30, 2019

Deferred tax asset:
Net operating loss carry forward	$6,374,700	$4,285,020
Other deferred tax assets	8,916,350	3,392,290
Valuation allowance	(15,304,180)	(7,687,200)
Unrealized foreign exchange loss	13,130	8,870
Equipment	-	1,020
Total	$-	$-

	June 30, 2020	June 30, 2019
Deferred tax asset:
Non-capital losses carried forward	$10,050	$1,530,460
Lease liabilities	57,120	-
Deferred tax liabilities:
Convertible debt	-	(1,530,460)
Equipment	(10,050)	-
Right of use assets and lease obligations	(57,120)	-
Net deferred tax asset	$-	$-

The potential income tax benefit of these losses has been offset by a full valuation allowance.

As of June 30, 2020, and 2019, the Company has an unused net operating loss carry-forward balance of $ 25,680,750 and $ 22,094,056 , respectively, that is available to offset future taxable income. The US non-capital loss carryforwards generated before 2018 expire between 2031 and 2037. The losses generated after 2018 do not expire.

The Company did not have any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within the next 12 months.

The tax years that remain subject to examination by major taxing jurisdictions are those for the years ended June 30, 2020, 2019, 2018, 2017, 2016, 2015, 2014, and 2013.